CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 4,740,848	¥ 31,061,085	$ 4,458,223	¥ 29,209,388	¥ 1,946,931
Restricted cash	271,567	1,779,251	355,955	2,332,145	460,812
Short-term deposits	150,907	988,711	149,561	979,897	0
Short-term investments	224,085	1,468,158	430,525	2,820,711	407,844
Accounts receivable, net	209,813	1,374,655	172,303	1,128,892	539,199
Current portion of finance lease receivables, net	38,760	253,951	23,821	156,069	45,836
Inventory	295,061	1,933,180	204,986	1,343,025	454,116
Amounts due from related parties	90	588	104	682	22,605
Prepayments and other current assets	272,908	1,788,035	244,711	1,603,286	1,083,307
Derivative assets	0	0	16,054	105,183	0
Total current assets	6,204,039	40,647,614	6,056,243	39,679,278	4,960,650
Non-current assets
Long-term deposits	137,944	903,781		0
Property, plant and equipment, net	484,500	3,174,344	470,329	3,081,502	3,229,952
Right-of-use assets	101,082	662,268	70,390	461,184	440,097
Intangible assets, net	92,189	604,006	92,765	607,781	117,932
Land use rights, net	58,351	382,307	38,147	249,934	255,257
Finance lease receivables, net	104,407	684,053	60,665	397,467	109,965
Other non-current assets	13,249	86,805	34,896	228,633	137,512
Long-term investments	3,900	25,551	153	1,000	0
Total non-current assets	995,622	6,523,115	767,345	5,027,501	4,290,715
Total assets	7,199,661	47,170,729	6,823,588	44,706,779	9,251,365
Current liabilities
Short-term borrowings	1,206	7,900	19,521	127,900	419,950
Accounts and notes payable	900,132	5,897,486	780,205	5,111,745	953,946
Amounts due to a related party	2,111	13,829	1,841	12,062	678
Current portion of lease liabilities	26,326	172,481	18,249	119,565	90,740
Current portion of deferred revenue	19,316	126,552	24,973	163,617	16,382
Current portion of long-term borrowings	0	0	6,868	45,000	60,000
Accruals and other liabilities	433,290	2,838,829	344,358	2,256,165	1,755,995
Income taxes payable	0	0	185	1,209	0
Derivative liabilities	1,343	8,798		0
Total current liabilities	1,383,724	9,065,875	1,196,200	7,837,263	3,297,691
Non-current liabilities
Long-term borrowings	244,208	1,600,000	251,076	1,645,000	1,690,000
Lease liabilities	74,874	490,560	53,802	352,501	361,404
Deferred revenue	31,583	206,924	22,096	144,767	69,116
Derivative liabilities			0	0	897,091
Other non-current liabilities	301,101	1,972,754	45,398	297,439	73,015
Total non-current liabilities	651,766	4,270,238	372,372	2,439,707	3,090,626
Total liabilities	2,035,490	13,336,113	1,568,572	10,276,970	6,388,317
Commitments and contingencies
Temporary Equity [Abstract]
Total mezzanine equity		0	0	0	9,693,478
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	7,108,395	46,572,785	7,094,617	46,482,512	0
Accumulated deficit	(1,848,192)	(12,108,984)	(1,728,139)	(11,322,423)	(6,824,503)
Accumulated other comprehensive loss	(96,048)	(629,289)	(111,478)	(730,381)	(5,948)
Total shareholders' (deficit) equity	5,164,171	33,834,616	5,255,016	34,429,809	(6,830,430)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	7,199,661	47,170,729	6,823,588	44,706,779	9,251,365
Series A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares			0	0	597,559
Series A One Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares			0	0	559,654
Series A Two Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares			0	0	121,257
Series B Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares			0	0	2,562,098
Series B One Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares			0	0	3,080,443
Series B Two Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares			0	0	952,068
Series C Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares			0	0	1,820,399
Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	10	66	10	63	2
Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	4	26	4	26	19
Common Class C [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	$ 2	¥ 12	$ 2	¥ 12	¥ 0